Weighted Average Basic and Diluted Number of Common Shares Outstanding (Tables)	9 Months Ended
Sep. 30, 2025
Weighted average basic and diluted number of common shares outstanding
Schedule of weighted average basic and diluted number of common shares outstanding
	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024

Basic weighted average number of shares	271,451,602	105,053,467	260,988,191	98,314,006
Effect of dilutive stock options and warrants	-	-	-	-
Diluted weighted average number of shares	271,451,602	105,053,467	260,988,191	98,314,006